Intangible assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands USD)	Note	Customer contracts	Other intangible assets	Total intangible assets
At January 1, 2024
Cost	-	16,569	1,267	17,836
Depreciation	-	(2,469)	(1,173)	(3,642)
Net carrying amount		14,100	94	14,194

Acquisitions	-	—	386	386
Acquisitions through business combinations	24	—	3,538	3,538
Depreciation charges	-	(776)	(572)	(1,348)
Exit from the consolidation scope	-	—	(67)	(67)
Translation differences	-	—	(42)	(42)
Balance at June 30, 2024		13,324	3,337	16,661

At June 30, 2024
Cost	-	16,569	6,222	22,791
Depreciation & impairment losses	-	(3,245)	(2,885)	(6,130)
Net carrying amount		13,324	3,337	16,661